Annual Fund Operating Expenses	Feb. 28, 2026
Pacer Swan SOS Conservative (January) ETF | Pacer Swan SOS Conservative (January) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Pacer Swan SOS Conservative (April) ETF | Pacer Swan SOS Conservative (April) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Pacer Swan SOS Conservative (July) ETF | Pacer Swan SOS Conservative (July) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Pacer Swan SOS Conservative (October) ETF | Pacer Swan SOS Conservative (October) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Pacer Swan SOS Moderate (January) ETF | Pacer Swan SOS Moderate (January) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Pacer Swan SOS Moderate (April) ETF | Pacer Swan SOS Moderate (April) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[6]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Pacer Swan SOS Moderate (July) ETF | Pacer Swan SOS Moderate (July) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Pacer Swan SOS Moderate (October) ETF | Pacer Swan SOS Moderate (October) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[8]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Pacer Swan SOS Flex (January) ETF | Pacer Swan SOS Flex (January) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Pacer Swan SOS Flex (April) ETF | Pacer Swan SOS Flex (April) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[10]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Pacer Swan SOS Flex (July) ETF | Pacer Swan SOS Flex (July) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[11]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Pacer Swan SOS Flex (October) ETF | Pacer Swan SOS Flex (October) ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%	[12]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.49%
Pacer Swan SOS Fund of Funds ETF | Pacer Swan SOS Fund of Funds ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%	[13]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.56%	[13],[14]
Expenses (as a percentage of Assets)	0.66%

[1]	Restated to reflect current fees and expenses. Prior to May 1, 2026, the Fund’s management fee was 0.60%.
[2]	Restated to reflect current fees and expenses. Prior to May 1, 2026, the Fund’s management fee was 0.60%.
[3]	Restated to reflect current fees and expenses. Prior to May 1, 2026, the Fund’s management fee was 0.60%.
[4]	Restated to reflect current fees and expenses. Prior to May 1, 2026, the Fund’s management fee was 0.60%.
[5]	Restated to reflect current fees and expenses. Prior to May 1, 2026, the Fund’s management fee was 0.60%.
[6]	Restated to reflect current fees and expenses. Prior to May 1, 2026, the Fund’s management fee was 0.60%.
[7]	Restated to reflect current fees and expenses. Prior to May 1, 2026, the Fund’s management fee was 0.60%.
[8]	Restated to reflect current fees and expenses. Prior to May 1, 2026, the Fund’s management fee was 0.60%.
[9]	Restated to reflect current fees and expenses. Prior to May 1, 2026, the Fund’s management fee was 0.60%.
[10]	Restated to reflect current fees and expenses. Prior to May 1, 2026, the Fund’s management fee was 0.60%.
[11]	Restated to reflect current fees and expenses. Prior to May 1, 2026, the Fund’s management fee was 0.60%.
[12]	Restated to reflect current fees and expenses. Prior to May 1, 2026, the Fund’s management fee was 0.60%.
[13]	Restated to reflect current fees and expenses. Prior to May 1, 2026, the Fund’s management fee was 0.12%.
[14]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.